Intangible Assets - Changes in Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	₩ 894,937	₩ 838,730
Business combinations		4,988
Amortization	(422,693)	378,126
Disposals	(1,396)	(336)
Impairment loss	(1,809)	(138)	₩ (239)
Reversal of impairment loss	(35)		(80)
Transfer from construction-in-progress	(3,218)
Effect of movements in exchange rates	(25,568)	5,090
Ending balance	912,821	894,937	838,730
Internally developed [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	336,207	322,288
External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	136,326	102,441
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	3,408,991	2,869,578
Ending balance	3,836,290	3,408,991	2,869,578
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(2,504,043)	(2,020,975)
Ending balance	(2,911,684)	(2,504,043)	(2,020,975)
Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(10,011)	(9,873)
Ending balance	(11,785)	(10,011)	(9,873)
Intellectual property rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	286,266	300,938
Amortization	(42,195)	41,088
Disposals	(4)
Effect of movements in exchange rates	(19,847)	5,256
Ending balance	246,966	286,266	300,938
Intellectual property rights [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	22,746	21,160
Intellectual property rights [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	904,664	817,359
Ending balance	895,721	904,664	817,359
Intellectual property rights [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(618,398)	(516,421)
Ending balance	(648,755)	(618,398)	(516,421)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	145,772	157,632
Business combinations		365
Amortization	(78,939)	75,786
Transfer from construction-in-progress	98,989	65,327
Effect of movements in exchange rates	(4,332)	(1,766)
Ending balance	161,490	145,772	157,632
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	806,835	698,844
Ending balance	898,278	806,835	698,844
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(661,063)	(541,212)
Ending balance	(736,788)	(661,063)	(541,212)
Memberships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	41,553	41,219
Disposals	(1,392)	(336)
Impairment loss	(1,809)	(138)
Reversal of impairment loss	35
Effect of movements in exchange rates	(6)	8
Ending balance	43,200	41,553	41,219
Memberships [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	4,819	800
Memberships [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	51,564	51,092
Ending balance	54,985	51,564	51,092
Memberships [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(10,011)	(9,873)
Ending balance	(11,785)	(10,011)	(9,873)
Development costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	256,340	187,230
Amortization	(295,787)	253,178
Ending balance	296,760	256,340	187,230
Development costs [member] | Internally developed [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	336,207	322,288
Development costs [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,433,791	1,111,503
Ending balance	1,769,998	1,433,791	1,111,503
Development costs [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(1,177,451)	(924,273)
Ending balance	(1,473,238)	(1,177,451)	(924,273)
Construction-in-progress (software) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	18,738	2,986
Transfer from construction-in-progress	(98,989)	(65,327)
Effect of movements in exchange rates	2,423	598
Ending balance	30,933	18,738	2,986
Construction-in-progress (software) [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	108,761	80,481
Construction-in-progress (software) [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	18,738	2,986
Ending balance	30,933	18,738	2,986
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	32,498	39,445
Amortization	(4,659)	6,947
Ending balance	27,839	32,498	39,445
Customer relationships [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	59,176	59,176
Ending balance	59,176	59,176	59,176
Customer relationships [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(26,678)	(19,731)
Ending balance	(31,337)	(26,678)	(19,731)
Technology [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	3,692	4,799
Amortization	(1,108)	1,107
Ending balance	2,584	3,692	4,799
Technology [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	11,074	11,074
Ending balance	11,074	11,074	11,074
Technology [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(7,382)	(6,275)
Ending balance	(8,490)	(7,382)	(6,275)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	110,072	104,455
Business combinations		4,623
Transfer from construction-in-progress	(3,218)
Effect of movements in exchange rates	(3,806)	994
Ending balance	103,048	110,072	104,455
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	110,072	104,455
Ending balance	103,048	110,072	104,455
Others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	6	26
Amortization	(5)	20
Ending balance	1	6	26
Others [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	13,077	13,089
Ending balance	13,077	13,077	13,089
Others [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(13,071)	(13,063)
Ending balance	₩ (13,076)	₩ (13,071)	₩ (13,063)